Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities [Abstract]
Payroll and payroll related expenses	$ 2,247	$ 54
Accrued professional fees	2,545	900
Other accrued expenses	1,234	108
Accrued liabilities	$ 6,026	$ 1,062